Stock-Based Incentive Plans - Summary of Nonvested Stock Award Activity (Detail) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Nonvested Stock Awards outstanding, Beginning Balance	248,654	86,366	127,807
Number of Shares, Issued	60,569	218,824	87,534
Number of Shares, Vested	(24,959)	(21,930)	(19,980)
Number of Shares, Forfeited	(4,300)	(34,606)	(108,995)
Number of Shares Nonvested Stock Awards outstanding, Ending Balance	279,964	248,654	86,366
Weighted Average Grant Date Fair Value, Nonvested Stock Awards outstanding, Beginning Balance	$ 14.22	$ 15.65	$ 16.50
Weighted Average Grant Date Fair Value, Issued	19.22	14.14	17.70
Weighted Average Grant Date Fair Value, Vested	17.53	17.05	23.65
Weighted Average Grant Date Fair Value, Forfeited	15.90	15.41	16.85
Weighted Average Grant Date Fair Value, Nonvested Stock Awards outstanding, Ending Balance	$ 14.98	$ 14.22	$ 15.65